UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS Short Duration High Income Fund

(formerly Deutsche Short Duration High Income Fund)

	Principal Amount ($)	Value ($)
Corporate Bonds 70.5%
Consumer Discretionary 19.8%
Ally Financial, Inc.:
4.125%, 3/30/2020	160,000	160,200
4.25%, 4/15/2021	220,000	220,000
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	200,000	193,500
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	30,000	30,525
CCO Holdings LLC:
144A, 4.0%, 3/1/2023	250,000	235,000
5.25%, 9/30/2022	30,000	30,094
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	150,000	149,079
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022	65,000	66,300
CSC Holdings LLC, 144A, 10.125%, 1/15/2023	200,000	220,500
DISH DBS Corp.:
6.75%, 6/1/2021	115,000	115,144
7.875%, 9/1/2019	52,000	53,950
GLP Capital LP, 4.375%, 4/15/2021	110,000	110,000
Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,438
HD Supply, Inc., 144A, 5.75%, 4/15/2024	10,000	10,487
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	200,000	197,000
Lennar Corp., 4.75%, 4/1/2021	268,000	271,819
Mattel, Inc.:
2.35%, 5/6/2019	150,000	149,824
4.35%, 10/1/2020	250,000	248,750
MGM Resorts International, 6.75%, 10/1/2020	230,000	240,925
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	28,000	27,930
Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	39,600
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	60,000	60,300
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022	80,000	77,200
TRI Pointe Group, Inc., 4.375%, 6/15/2019	15,000	15,078
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	65,000	62,400
		2,991,043
Consumer Staples 0.9%
Darling Ingredients, Inc., 5.375%, 1/15/2022	70,000	70,875
JBS U.S.A. LUX SA, 144A, 7.25%, 6/1/2021	60,000	60,600
		131,475
Energy 12.7%
Antero Resources Corp., 5.375%, 11/1/2021	125,000	126,562
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	80,000	80,800
Chesapeake Energy Corp., 4.875%, 4/15/2022	90,000	86,400
CNX Resources Corp., 5.875%, 4/15/2022	165,000	165,856
Continental Resources, Inc., 4.5%, 4/15/2023	37,000	37,547
DCP Midstream Operating LP, 3.875%, 3/15/2023	40,000	38,650
Energy Transfer Equity LP, 7.5%, 10/15/2020	68,000	72,505
HighPoint Operating Corp., 7.0%, 10/15/2022	50,000	50,000
Laredo Petroleum, Inc., 6.25%, 3/15/2023	65,000	65,081
Nabors Industries, Inc.:
4.625%, 9/15/2021	57,000	55,718
5.0%, 9/15/2020	84,000	84,630
Newfield Exploration Co., 5.75%, 1/30/2022	102,000	106,208
NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	143,550
Oasis Petroleum, Inc., 6.875%, 3/15/2022	35,000	35,602
Peabody Energy Corp., 144A, 6.0%, 3/31/2022	70,000	71,022
Precision Drilling Corp., 6.5%, 12/15/2021	31,956	32,635
QEP Resources, Inc.:
5.375%, 10/1/2022	40,000	40,700
6.875%, 3/1/2021	40,000	42,500
Range Resources Corp., 5.0%, 8/15/2022	103,000	101,970
Resolute Energy Corp., 8.5%, 5/1/2020	79,000	78,803
Southwestern Energy Co., 4.1%, 3/15/2022	185,000	176,675
Sunoco LP, 144A, 4.875%, 1/15/2023	60,000	57,600
Weatherford International Ltd., 7.75%, 6/15/2021	45,000	46,294
Whiting Petroleum Corp., 5.75%, 3/15/2021	93,000	95,043
WPX Energy, Inc., 6.0%, 1/15/2022	15,000	15,600
		1,907,951
Financials 4.4%
CIT Group, Inc., 5.0%, 8/15/2022	385,000	389,331
CNO Financial Group, Inc., 4.5%, 5/30/2020	50,000	49,938
Navient Corp.:
6.625%, 7/26/2021	9,000	9,245
7.25%, 1/25/2022	210,000	219,712
		668,226
Health Care 7.0%
HCA, Inc., 7.5%, 2/15/2022	194,000	210,975
LifePoint Health, Inc., 5.5%, 12/1/2021	91,000	90,886
Tenet Healthcare Corp.:
4.375%, 10/1/2021	59,000	58,041
6.0%, 10/1/2020	150,000	154,125
144A, 7.5%, 1/1/2022	79,000	82,160
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	122,000	113,160
Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	55,344
Valeant Pharmaceuticals International, Inc., 144A, 5.625%, 12/1/2021	300,000	295,125
		1,059,816
Industrials 5.4%
ADT Corp., 6.25%, 10/15/2021	182,000	188,370
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	132,000	132,495
144A, 8.75%, 12/1/2021	95,000	104,500
DAE Funding LLC, 144A, 4.5%, 8/1/2022	12,000	11,640
GFL Environmental, Inc., 144A, 5.375%, 3/1/2023	40,000	37,000
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	197,000
Masonite International Corp., 144A, 5.625%, 3/15/2023	20,000	20,444
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	50,000	49,500
TransDigm, Inc., 5.5%, 10/15/2020	75,000	75,000
		815,949
Information Technology 3.2%
First Data Corp., 144A, 7.0%, 12/1/2023	225,000	234,355
NCR Corp., 5.0%, 7/15/2022	135,000	133,650
Netflix, Inc., 5.5%, 2/15/2022	105,000	108,003
		476,008
Materials 8.5%
AK Steel Corp., 7.5%, 7/15/2023	75,000	78,187
Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	232,000	227,650
Ashland LLC, 4.75%, 8/15/2022	100,000	100,598
BWAY Holding Co., 144A, 5.5%, 4/15/2024	40,000	39,000
CF Industries, Inc., 7.125%, 5/1/2020	30,000	31,688
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	245,000	232,750
Graphic Packaging International LLC, 4.75%, 4/15/2021	75,000	75,750
Greif, Inc., 7.75%, 8/1/2019	50,000	51,750
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	106,000	109,180
Huntsman International LLC, 4.875%, 11/15/2020	65,000	65,975
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022	40,000	40,700
Teck Resources Ltd., 3.75%, 2/1/2023	100,000	94,875
United States Steel Corp., 7.375%, 4/1/2020	125,000	132,500
		1,280,603
Real Estate 0.9%
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	102,000	97,537
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 2/1/2021	35,000	34,213
		131,750
Telecommunication Services 6.0%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	167,000	168,879
Series T, 5.8%, 3/15/2022	260,000	257,400
Series S, 6.45%, 6/15/2021	27,000	27,761
Frontier Communications Corp., 7.125%, 3/15/2019	57,000	57,427
Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	57,750
Level 3 Parent LLC, 5.75%, 12/1/2022	74,000	74,000
Sprint Communications, Inc.:
6.0%, 11/15/2022	30,000	29,737
7.0%, 8/15/2020	28,000	28,980
Sprint Corp., 7.25%, 9/15/2021	136,000	141,440
T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	67,925
		911,299
Utilities 1.7%
AES Corp., 4.0%, 3/15/2021	35,000	34,825
NRG Energy, Inc., 6.25%, 7/15/2022	80,000	82,324
Vistra Energy Corp., 7.625%, 11/1/2024	130,000	138,613
		255,762
Total Corporate Bonds (Cost $10,854,454)		10,629,882
Loan Participations and Assignments 26.0%
Senior Loans *
Consumer Discretionary 4.4%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.344%, 2/16/2024	99,245	98,950
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.844%, 12/22/2024	99,500	99,344
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.1%, 4/30/2025	199,000	198,953
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.594%, 2/28/2025	81,362	80,890
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 3.841%, 10/25/2023	86,804	86,895
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.046%, 10/4/2023	99,497	99,548
		664,580
Consumer Staples 3.6%
Aramark Services, Inc., Term Loan B2, 3-month USD LIBOR + 1.750%, 4.084%, 3/28/2024	100,000	100,109
Energizer Holdings, Inc., Term Loan B, 2.25%, 6/30/2025	22,892	22,921
JBS USA, LLC:
Term Loan B, USD LIBOR + 3-month USD LIBOR + 2.500%, 4.834% , 10/30/2022	33,729	33,518
Term Loan B, 3-month USD LIBOR + 2.500%, 4.835% , 10/30/2022	190,137	188,949
Post Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.1%, 5/24/2024	99,248	98,800
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.594%, 6/27/2023	99,241	99,246
		543,543
Energy 3.8%
Chesapeake Energy Corp., Term Loan, 1-month USD LIBOR + 7.500%, 9.594%, 8/23/2021	275,000	288,350
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.091%, 2/2/2024	290,000	287,965
		576,315
Financials 1.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.088%, 1/15/2025	99,499	98,407
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.1%, 4/11/2025	99,489	98,965
		197,372
Health Care 2.0%
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.094%, 3/13/2025	109,857	110,331
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.334%, 1/17/2025	99,250	99,157
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.983%, 6/1/2025	86,767	86,586
		296,074
Industrials 2.5%
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.073%, 12/14/2023	100,000	99,073
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.084%, 10/20/2024	98,802	98,170
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.594%, 5/30/2025	74,813	74,339
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 4.091%, 2/24/2025	97,549	96,913
		368,495
Information Technology 3.3%
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.844%, 3/1/2024	99,246	99,029
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.1%, 9/7/2023	298,500	297,428
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.091%, 4/26/2024	100,000	99,545
		496,002
Materials 2.0%
Berry Global, Inc.:
Term Loan Q, 1-month USD LIBOR + 2.000%, 4.046% , 10/1/2022	39,200	39,204
Term Loan Q, 1-month USD LIBOR + 2.000%, 4.094% , 10/1/2022	60,800	60,805
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.094%, 3/31/2024	99,500	99,096
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.844%, 2/5/2023	99,244	99,161
		298,266
Telecommunication Services 1.8%
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.625%, 2/2/2024	173,868	173,325
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.344%, 1/19/2024	100,000	100,083
		273,408
Utilities 1.3%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.84%, 1/15/2024	99,233	99,181
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.084%, 6/30/2023	99,241	98,763
		197,944
Total Loan Participations and Assignments (Cost $3,937,810)		3,911,999
	Shares	Value ($)
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $410,696)	410,696	410,696
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,202,960)	99.2	14,952,577
Other Assets and Liabilities, Net	0.8	124,691
Net Assets	100.0	15,077,268

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 1.85% (a)
—	21,513,204	21,102,508	—	—	11,234	—	410,696	410,696

* Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of June 30, 2018.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Corporate Bonds	$—	$10,629,882	$—	$10,629,882
Loan Participations and Assignments	—	3,911,999	—	3,911,999
Short-Term Investments	410,696	—	—	410,696
Total	$410,696	$14,541,881	$—	$14,952,577

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018